Post Employment Benefit Obligations - Summary of Expected Flow for Benefits for Next Five Years (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 CLP ($)
Less Than One Year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 7,574,650
One to Two Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	6,077,675
Two to Three Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	5,913,219
Three to Four Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	6,103,218
Four to Five Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	6,707,965
More Than Five Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 29,671,215